Derivative Financial Instruments [Text Block] (Tables)	6 Months Ended
Sep. 30, 2014
Notional Amounts Of Derivative Contracts [Table Text Block]

	Notional amounts(1)
	March 31, 2014	September 30, 2014
	(in trillions)
Interest rate contracts	¥962.5	¥1,042.0
Foreign exchange contracts	169.5	192.3
Equity contracts	3.1	3.6
Commodity contracts	2.5	1.8
Credit derivatives	7.1	7.0
Others	2.7	3.0

Total	¥1,147.4	¥1,249.7

Note:	(1)	Includes both written and purchased position.

Fair Value Information On Derivative Instruments Recorded On Condensed Consolidated Balance Sheet [Table Text Block]

	Fair value of derivative instruments
	March 31, 2014(1)(5)			September 30, 2014(1)(5)
	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥8,616	¥1	¥8,617	¥9,078	¥4	¥9,082
Foreign exchange contracts	2,916	—	2,916	4,080	—	4,080
Equity contracts	149	—	149	174	—	174
Commodity contracts	69	—	69	67	—	67
Credit derivatives	57	—	57	58	—	58
Others(6)	2	—	2	3	—	3

Total derivative assets	¥11,809	¥1	¥11,810	¥13,460	¥4	¥13,464

Derivative liabilities:
Interest rate contracts	¥8,522	¥1	¥8,523	¥8,889	¥—	¥8,889
Foreign exchange contracts	2,999	—	2,999	4,612	—	4,612
Equity contracts	144	—	144	188	—	188
Commodity contracts	60	—	60	60	—	60
Credit derivatives	62	—	62	60	—	60
Others(6)	(23)	—	(23)	1	—	1

Total derivative liabilities	¥11,764	¥1	¥11,765	¥13,810	¥—	¥13,810

Notes:	(1)

The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.

(2)	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets/liabilities except for (6).
(3)	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered into by MUAH. The derivative instruments which are designated as hedging instruments are presented in Other assets or Other liabilities on the accompanying condensed consolidated balance sheets.
(4)	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
(5)	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2014.
(6)	Others include mainly bifurcated embedded derivatives carried at fair value, which are presented in Deposits and Long-term debt.

Gains And Losses For Trading And Risk Management Derivatives (Not Designated As Hedging Instruments) [Table Text Block]

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
	Foreign exchange gains (losses)—net	Trading account profits (losses)—net	Total
	(in billions)
Six months ended September 30, 2013:
Interest rate contracts	¥—	¥34	¥34
Foreign exchange contracts	(3)	—	(3)
Equity contracts	—	(94)	(94)
Commodity contracts	—	(4)	(4)
Others	(2)	2	—

Total	¥(5)	¥(62)	¥(67)

Six months ended September 30, 2014:
Interest rate contracts	¥—	¥171	¥171
Foreign exchange contracts	(189)	—	(189)
Equity contracts	—	(82)	(82)
Credit derivatives	—	1	1
Others	(2)	(27)	(29)

Total	¥(191)	¥63	¥(128)

Gains And Losses For Derivatives Designated As Cash Flow Hedges [Table Text Block]

	Six months ended September 30,
	2013	2014
	(in billions)
Gains recognized in Accumulated OCI on derivative instruments (Effective portion)
Interest rate contracts	¥1	¥8

Total	¥1	¥8

Gains reclassified from Accumulated OCI into income (Effective portion)
Interest rate contracts(1)	¥1	¥5

Total	¥1	¥5

Note:	(1)	Included in Interest income.

Protection Sold Through Credit Default Swaps And Credit-Linked Notes [Table Text Block]

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2014:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥422,991	¥1,952,552	¥78,741	¥2,454,284	¥(30,634)
Non-investment grade	49,579	180,168	2,750	232,497	1,326
Not rated	1,132	4,221	—	5,353	(74)

Total	473,702	2,136,941	81,491	2,692,134	(29,382)

Index and basket credit default swaps held by BTMU:
Investment grade(2)	940	83,816	166,629	251,385	(3,316)
Non-investment grade	—	—	—	—	—

Total	940	83,816	166,629	251,385	(3,316)
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	122,837	339,606	1,000	463,443	(5,520)
Non-investment grade	—	7,407	—	7,407	(779)
Not rated	—	51,527	—	51,527	(487)

Total	122,837	398,540	1,000	522,377	(6,786)

Total index and basket credit default swaps sold	123,777	482,356	167,629	773,762	(10,102)

Total credit default swaps sold	¥597,479	¥2,619,297	¥249,120	¥3,465,896	¥(39,484)

Credit-linked notes(3)	¥—	¥—	¥4,546	¥4,546	¥(4,368)

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At September 30, 2014:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥533,866	¥1,878,601	¥62,565	¥2,475,032	¥(34,854)
Non-investment grade	53,711	174,284	4,800	232,795	(830)
Not rated	2,500	—	—	2,500	(19)

Total	590,077	2,052,885	67,365	2,710,327	(35,703)

Index and basket credit default swaps held by BTMU:
Investment grade(2)	940	249,828	—	250,768	(4,390)
Non-investment grade	—	2,880	—	2,880	(10)

Total	940	252,708	—	253,648	(4,400)

Index and basket credit default swaps held by MUSHD:
Investment grade(2)	155,789	288,110	—	443,899	(5,838)
Non-investment grade	—	9,758	—	9,758	(818)
Not rated	3,391	62,625	—	66,016	(1,801)

Total	159,180	360,493	—	519,673	(8,457)

Total index and basket credit default swaps sold	160,120	613,201	—	773,321	(12,857)

Total credit default swaps sold	¥750,197	¥2,666,086	¥67,365	¥3,483,648	¥(48,560)

Credit-linked notes(3)	¥—	¥—	¥2,767	¥2,767	¥(2,715)

Notes:	(1)	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
	(2)	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
	(3)	Fair value amounts shown represent the fair value of the hybrid instruments.